CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]
Balance at Dec. 31, 2011	$ (2,293)	$ 449	$ 10,887	$ (13,629)
Balance (shares) at Dec. 31, 2011		10,904,625
Changes during year
Comprehensive loss	(2,169)			(2,169)
Issuance of ordinary shares along with convertible loans (Note 8b)	498	10	488
Issuance of ordinary shares along with convertible loans (Note 8b) (shares)		247,094
Beneficial conversion feature with respect of convertible loans (Note 8b)	668		668
Share-based compensation	335		355
Balance at Dec. 31, 2012	(2,941)	459	12,398	(15,798)
Balance (shares) at Dec. 31, 2012		11,151,719
Changes during year
Comprehensive loss	(2,431)			(2,431)
Issuance of ordinary shares along with convertible loans (Note 8b)	596	12	584
Issuance of ordinary shares along with convertible loans (Note 8b) (shares)		256,771
Beneficial conversion feature with respect of convertible loans (Note 8b)	689		689
Share-based compensation	505		505
Balance at Dec. 31, 2013	(3,582)	471	14,176	(18,229)
Balance (shares) at Dec. 31, 2013	11,408,490	11,408,490
Changes during year
Comprehensive loss	(11,563)			(11,484)	(79)
Capital contribution (Note 8b)	686		686
Conversion of preferred A shares into Ordinary Shares (Note 9)	13,438	147	13,291
Conversion of preferred A shares into Ordinary Shares (Note 9) (shares)		3,367,244
Conversion of warrants from preferred A warrants to Ordinary Share warrants (Note 9d)	8,494		8,494
Issuance of Ordinary Shares through an initial public offering , net of $4.9 million issuance costs (Note 9)	41,092	336	40,756
Issuance of Ordinary Shares through an initial public offering , net of $4.9 million issuance costs (Note 9) (shares)		7,668,200
Share-based compensation	197		197
Balance at Dec. 31, 2014	$ 48,762	$ 954	$ 77,600	$ (29,713)	$ (79)
Balance (shares) at Dec. 31, 2014	22,443,934	22,443,934